Provision for credit losses	12 Months Ended
Dec. 31, 2021
Provision for credit losses
9 Provision for credit losses
in	2021		2020	2019
Provision for credit losses (CHF million)
Loans held at amortized cost	(23)		863	284
Other financial assets held at amortized cost	4,291	[1]	24	11
Off-balance sheet credit exposures	(63)		209	29
Provision for credit losses	4,205		1,096	324
1 Primarily reflects a provision for credit losses of CHF 4,307 million related to Archegos.

Bank
Provision for credit losses
9 Provision for credit losses
in	2021		2020	2019
Provision for credit losses (CHF million)
Loans held at amortized cost	(23)		863	284
Other financial assets held at amortized cost	4,295	[1]	19	11
Off-balance sheet credit exposures	(63)		210	29
Provision for credit losses	4,209		1,092	324
1 Primarily reflects a provision for credit losses of CHF 4,307 million related to Archegos.